Concentrations Disclosure	12 Months Ended
Dec. 31, 2016
Notes
Concentrations Disclosure

9. Concentrations

During the year ended December 31, 2016, the Company’s generated 100% of its revenues from four customers (2015 - 100% with three customers). As at December 31, 2016, the Company had 100% of its accounts receivable with three of these customers (2015 - 100% with one customer).